CONTRACTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2016
Contracts Receivable [Abstract]
CONTRACTS RECEIVABLE, NET

Note 3 — CONTRACTS RECEIVABLE, NET

The contracts receivable consists of the following:

	December 31, 2016	December 31, 2015
Contracts receivable	$12,928,033	$7,798,424
Allowance for doubtful accounts	—	—
	$12,928,033	$7,798,424

No allowance for doubtful accounts was recorded for both years ended December 31, 2016 and 2015.